Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cash flows from operating activities
Net loss	$ (710)	$ (5,523,000)	$ (6,014,000)	$ (944,000)
Adjustment:
Depreciation	45	350,000	8,000	33,000
Provision for (reversal of) allowance for expected credit losses	(181)	(1,403,000)	10,944,000
Changes in operating assets and liabilities:
Loans to customers	2,575	20,003,000	11,104,000	15,369,000
Receivables from customers and broker-dealers	1,355	10,525,000	(7,812,000)	(790,000)
Prepaid expenses and other current assets	32	248,000	(26,000)	43,000
Income taxes recoverable	(89)	(692,000)
Deferred tax assets	(126)	(982,000)	(1,791,000)	15,000
Refundable deposits	(28)	(218,000)
Payables to customers and clearing organizations	(3,927)	(30,501,000)	5,670,000	27,463,000
Repayment to related parties				(150,000)
Accruals and other current liabilities	158	1,228,000	(831,000)	(2,828,000)
Accrued commission expenses	5	42,000	(1,714,000)	2,999,000
Income taxes payable	(150)	(1,165,000)	664,000	(5,258,000)
Cash provided by (used in) operating activities	(1,041)	(8,088,000)	10,202,000	35,952,000
Cash flows from investing activities
Purchase of property and equipment	(167)	(1,300,000)	(19,000)
Cash flows used in investing activities	(167)	(1,300,000)	(19,000)
Cash flows from financing activities
Deferred IPO cost	(135)	(1,052,000)	(161,000)	(4,089,000)
(Advance to) repayment from a related party	64	494,000	(7,013,000)	(1,114,000)
Cash used in financing activities	(71)	(558,000)	(7,174,000)	(5,203,000)
Net change in cash, cash equivalents and cash segregated for regulatory purpose	(1,279)	(9,946,000)	3,009,000	30,749,000
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the year		50,533,000	47,524,000	16,775,000
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the year	6,504
Cash and cash equivalents and cash segregated for regulatory purpose at the end of the year		40,587,000	50,533,000	47,524,000
Cash and cash equivalents and cash segregated for regulatory purpose at the end of the year	5,225
Supplementary cash flows information
Cash paid for income taxes	(222)	(1,727,000)	(69,000)	(5,553,000)
Supplemental schedule of non-cash investing and financing activities:
Dividends made through reduction in amount due from the shareholder			(13,322,000)	(24,451,000)
Initial recognition of lease obligations related to right-of-use assets	284	2,208,000
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	3,942	30,618,000	12,048,000	12,694,000
Cash segregated for regulatory purpose	1,283	9,969,000	38,485,000	34,830,000
Total cash, cash equivalents and cash segregated for regulatory purpose	$ 5,225	$ 40,587,000	$ 50,533,000	$ 47,524,000